Segment information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information	Segment information
According to IFRS 8, operating segments are identified based on the ‘management approach’. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Management Committee. IFRS 8 stipulates external segment reporting based on the Group’s internal organizational and management structure and on internal financial reporting to the chief operating decision maker.

The Group operates in three major lines of business, namely, Farming; Sugar, Ethanol and Energy; and Land Transformation.

•The Company’s ‘Farming’ is further comprised of three reportable segments:

•The Company’s ‘Crops’ Segment consists of planting, harvesting and sale of grains, oilseeds and fibers (including wheat, corn, soybeans, cotton and sunflowers, among others), and to a lesser extent the provision of grain warehousing/conditioning and handling and drying services to third parties. Each underlying crop in this segment does not represent a separate operating segment. Management seeks to maximize the use of the land through the cultivation of one or more type of crops. Types and surface amount of crops cultivated may vary from harvest year to harvest year depending on several factors, some of them out of the Group´s control. Management is focused on the long-term performance of the productive land, and to that extent, the performance is assessed considering the aggregated combination, if any, of crops planted in the land. A single manager is responsible for the management of operating activity of all crops rather than for each individual crop.

•The Company’s ‘Rice’ Segment consists of planting, harvesting, processing and marketing of rice.

•The Company’s ‘Dairy’ Segment consists of the production and sale of raw milk and industrialized products, including UHT, cheese and powder milk among others.

•The Company’s ‘All Other Segments’ consists of the aggregation of the remaining non-reportable operating segments, which do not meet the quantitative thresholds for disclosure, namely, Coffee and Cattle.

•The Company’s ‘Sugar, Ethanol and Energy’ Segment consists of cultivating sugarcane which is processed in owned sugar mills, transformed into ethanol, sugar and electricity and marketed;

•The Company’s ‘Land Transformation’ Segment comprises the (i) identification and acquisition of underdeveloped and undermanaged farmland businesses; and (ii) realization of value through the strategic disposition of assets (generating profits).

Total segment assets and liabilities are measured in a manner consistent with that of the Consolidated Financial Statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset.

Effective July 1, 2018, the Group applied IAS 29 “Financial Reporting in Hyperinflationary Economies” (“IAS 29”) to its operations in Argentina. IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of entities whose functional currency is that of a hyperinflationary economy be adjusted for the effects of changes in the general price index and be expressed in terms of the current unit of measurement at the closing date of the reporting period (“inflation accounting”). In order to determine whether an economy is classified as hyperinflationary, IAS 29 sets forth a series of factors to be considered, including whether the amount of cumulative inflation nears or exceeds a threshold of 100%. Accordingly, Argentina has been classified as a hyperinflationary economy under the terms of IAS 29 from July 1, 2018. (Please see Note 34 - Basis of preparation and presentations).

According to IAS 29, all Argentine Peso-denominated non-monetary items in the statement of financial position are adjusted by applying a general price index from the date they were initially recognized to the end of the reporting period. Likewise, all Argentine Peso-denominated items in the statement of income should be expressed in terms of the measuring unit current at the end of the reporting period, consequently, income statement items are adjusted by applying a general price index on a monthly basis from the dates they were initially recognized in the financial statements to the end of the reporting period. This process is called “re-measurement”.

Once the re-measurement process is completed, all Argentine Peso denominated accounts are translated into U.S. Dollars, the Group’s reporting currency, applying the guidelines in IAS 21 “The Effects of Changes in Foreign Exchange Rates”(“IAS 21”). IAS 21 requires that amounts be translated at the closing rate at the date of the most recent statement of financial position. This process is called “translation”.

The re-measurement and translation processes are applied on a monthly basis until year-end. Due to this process, the re-measured and translated results of operations for a given month are subject to change until year-end, affecting comparison and analysis.

Following the adoption of IAS 29 to the Argentine operations of the Group, management revised the information reviewed by the CODM. Accordingly, as from July 1, 2018, (commencement of hyper-inflation accounting in Argentina), the information provided to the CODM departs from the application of IAS 29 and IAS 21 re-measurement and translation processes as follows. The segment results of the Argentinean operations for each reporting period were adjusted for inflation and translated into the Group’s reporting currency using the reporting period average exchange rate. The translated amounts were not subsequently re-measured and translated in accordance with the IAS 29 and IAS 21 procedures outlined above. From January 1, 2018 through June 30, 2018, the Group’s segment results were still based on the IFRS measurement principles adopted until June 30, 2018.

In order to evaluate the economic performance of businesses on a monthly basis, results of operations in Argentina are based on monthly data that has been adjusted for inflation and converted into the average exchange rate of the U.S. Dollar each month. These already converted figures are subsequently not readjusted and reconverted as described above under IAS 29 and IAS 21. It should be noted that this translation methodology for evaluating segment information is the same that the company uses to translate results of operation from its other subsidiaries from other countries that have not been designated hyperinflationary economies because it allows for a more accurate analysis of the economic performance of its business as a whole.

The Group’s CODM believes that the exclusion of the re-measurement and translation processes from the segment reporting structure allows for a more useful presentation and facilitates period-to-period comparison and performance analysis.

The following tables show a reconciliation of each reportable segment as per the information reviewed by the CODM and the reportable segment measured in accordance with IAS 29 and IAS 21 as per the Consolidated Financial Statements for the years ended December 31, 2020, 2019 and 2018.
Segment reconciliation for the year ended December 31, 2020:

	2020
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	170,114	(1,653)	168,461	102,886	(1,024)	101,862	135,471	(1,997)	133,474
Cost of goods and services rendered	(150,745)	1,495	(149,250)	(74,395)	565	(73,830)	(117,754)	1,747	(116,007)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,777	(934)	40,843	19,449	(772)	18,677	12,638	(294)	12,344
Gain from changes in net realizable value of agricultural produce after harvest	7,078	(71)	7,007	—	—	—	(2)	—	(2)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	68,224	(1,163)	67,061	47,940	(1,231)	46,709	30,353	(544)	29,809
General and administrative expenses	(6,816)	122	(6,694)	(7,045)	146	(6,899)	(4,896)	108	(4,788)
Selling expenses	(18,265)	267	(17,998)	(14,170)	247	(13,923)	(13,824)	284	(13,540)
Other operating income, net	(12,846)	(7)	(12,853)	731	(18)	713	(189)	3	(186)
Profit from Operations Before Financing and Taxation	30,297	(781)	29,516	27,456	(856)	26,600	11,444	(149)	11,295

Depreciation and amortization	(5,397)	111	(5,286)	(6,652)	147	(6,505)	(6,709)	141	(6,568)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2020
	All other segments			Land transformation			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	2,545	(37)	2,508	—	—	—	—	—	—	822,475	(4,711)	817,764
Cost of goods and services rendered	(1,984)	22	(1,962)	—	—	—	—	—	—	(615,775)	3,829	(611,946)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,269	(13)	1,256	—	—	—	—	—	—	124,742	(2,013)	122,729
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	—	—	—	7,076	(71)	7,005
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	1,830	(28)	1,802	—	—	—	—	—	—	338,518	(2,966)	335,552
General and administrative expenses	(120)	2	(118)	—	(4)	(4)	(19,319)	336	(18,983)	(54,138)	710	(53,428)
Selling expenses	(217)	3	(214)	—	—	—	(202)	7	(195)	(95,866)	808	(95,058)
Other operating income, net	1,069	(2)	1,067	7,934	(14)	7,920	(161)	(8)	(169)	2,033	(46)	1,987
Profit from Operations Before Financing and Taxation	2,562	(25)	2,537	7,934	(18)	7,916	(19,682)	335	(19,347)	190,547	(1,494)	189,053

Depreciation and amortization	(138)	3	(135)	—	—	—	(876)	14	(862)	(142,288)	416	(141,872)
Net (loss) / gain from Fair value adjustment of investment property	1,080	(3)	1,077	—	—	—	—	—	—	1,080	(3)	1,077
Sugar, Ethanol and Energy segment has not been reconciled due to the lack of difference.
Segment reconciliation for the year ended December 31, 2019:

	2019
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	168,938	(2,492)	166,446	102,162	(1,006)	101,156	84,767	(945)	83,822
Cost of goods and services rendered	(159,197)	2,687	(156,510)	(74,480)	529	(73,951)	(77,532)	838	(76,694)
Initial recognition and changes in fair value of biological assets and agricultural produce	30,290	(549)	29,741	13,194	(979)	12,215	13,741	(231)	13,510
Gain from changes in net realizable value of agricultural produce after harvest	1,542	283	1,825	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	41,573	(71)	41,502	40,876	(1,456)	39,420	20,976	(338)	20,638
General and administrative expenses	(5,446)	(87)	(5,533)	(6,752)	147	(6,605)	(4,188)	90	(4,098)
Selling expenses	(12,852)	128	(12,724)	(21,072)	498	(20,574)	(6,252)	18	(6,234)
Other operating income, net	(2,283)	(225)	(2,508)	282	(15)	267	(635)	(68)	(703)
Profit from Operations Before Financing and Taxation	20,992	(255)	20,737	13,334	(826)	12,508	9,901	(298)	9,603

Depreciation and amortization	(4,662)	(137)	(4,799)	(6,994)	171	(6,823)	(5,064)	98	(4,966)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2019
	All other segments			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	3,904	27	3,931	—	—	—	891,554	(4,416)	887,138
Cost of goods and services rendered	(3,412)	(40)	(3,452)	—	—	—	(675,187)	4,014	(671,173)
Initial recognition and changes in fair value of biological assets and agricultural produce	(40)	53	13	—	—	—	70,295	(1,706)	68,589
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	1,542	283	1,825
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	452	40	492	—	—	—	288,204	(1,825)	286,379
General and administrative expenses	(167)	17	(150)	(19,319)	428	(18,891)	(57,797)	595	(57,202)
Selling expenses	(171)	(11)	(182)	(165)	23	(142)	(107,628)	656	(106,972)
Other operating income, net	(956)	602	(354)	(175)	23	(152)	(1,137)	315	(822)
Profit from Operations Before Financing and Taxation	(842)	648	(194)	(19,659)	474	(19,185)	121,642	(259)	121,383

Depreciation and amortization	(181)	4	(177)	(20)	20	—	(174,578)	337	(174,241)
Net (loss) / gain from Fair value adjustment of investment property	(927)	602	(325)	—	—	—	(927)	602	(325)

Sugar, Ethanol and Energy, and Land Transformation segments have not been reconciled due to the lack of differences.
Segment reconciliation for the year ended December 31, 2018:

	2018
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	164,538	(9,120)	155,418	100,013	(4,610)	95,403	33,201	(3,491)	29,710
Cost of goods and services rendered	(165,988)	9,052	(156,936)	(75,739)	766	(74,973)	(31,488)	3,361	(28,127)
Initial recognition and changes in fair value of biological assets and agricultural produce	36,422	(7,755)	28,667	8,967	(4,842)	4,125	7,295	(1,840)	5,455
Gain from changes in net realizable value of agricultural produce after harvest	2,704	(3,613)	(909)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	37,676	(11,436)	26,240	33,241	(8,686)	24,555	9,008	(1,970)	7,038
General and administrative expenses	(4,239)	37	(4,202)	(5,070)	(869)	(5,939)	(2,034)	(246)	(2,280)
Selling expenses	(5,921)	474	(5,447)	(15,465)	1,375	(14,090)	(983)	41	(942)
Other operating income, net	4,799	1,741	6,540	275	(58)	217	(1,055)	58	(997)
Profit from Operations Before Financing and Taxation	32,315	(9,184)	23,131	12,981	(8,238)	4,743	4,936	(2,117)	2,819

Depreciation and amortization	(1,697)	(329)	(2,026)	(5,846)	(470)	(6,316)	(2,253)	(280)	(2,533)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	—	—	—	—	—	—

	2018
	All other segments			Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	1,919	(149)	1,770	—	—	—	810,609	(17,370)	793,239
Cost of goods and services rendered	(1,412)	99	(1,313)	—	—	—	(623,243)	13,278	(609,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	(806)	(393)	(1,199)	—	—	—	31,025	(14,830)	16,195
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	—	—	—	2,704	(3,613)	(909)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	(299)	(443)	(742)	—	—	—	221,095	(22,535)	198,560
General and administrative expenses	(155)	(9)	(164)	(19,626)	1,433	(18,193)	(56,426)	346	(56,080)
Selling expenses	(165)	16	(149)	(178)	33	(145)	(92,154)	1,939	(90,215)
Other operating income, net	10,668	2,728	13,396	(167)	36	(131)	99,727	4,505	104,232
Profit from Operations Before Financing and Taxation	10,049	2,292	12,341	(19,971)	1,502	(18,469)	172,242	(15,745)	156,497

Depreciation and amortization	(171)	(6)	(177)	—	—	—	(153,169)	(1,085)	(154,254)
Net (loss) / gain from Fair value adjustment of investment property	10,680	2,729	13,409	—	—	—	10,680	2,729	13,409
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’.

Segment analysis for the year ended December 31, 2020:

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	170,114	102,886	135,471	2,545	411,016	411,459	—	—	822,475
Cost of goods sold and services rendered	(150,745)	(74,395)	(117,754)	(1,984)	(344,878)	(270,897)	—	—	(615,775)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,777	19,449	12,638	1,269	75,133	49,609	—	—	124,742
Changes in net realizable value of agricultural produce after harvest	7,078	—	(2)	—	7,076	—	—	—	7,076
Margin on manufacturing and agricultural activities before operating expenses	68,224	47,940	30,353	1,830	148,347	190,171	—	—	338,518
General and administrative expenses	(6,816)	(7,045)	(4,896)	(120)	(18,877)	(15,942)	—	(19,319)	(54,138)
Selling expenses	(18,265)	(14,170)	(13,824)	(217)	(46,476)	(49,188)	—	(202)	(95,866)
Other operating income, net	(12,846)	731	(189)	1,069	(11,235)	5,495	7,934	(161)	2,033
Profit / (loss) from operations before financing and taxation	30,297	27,456	11,444	2,562	71,759	130,536	7,934	(19,682)	190,547

Depreciation and amortization	(5,397)	(6,652)	(6,709)	(138)	(18,896)	(122,516)	—	(876)	(142,288)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	1,080	1,080	—	—	—	1,080
Reverse of revaluation surplus derived from the disposals of assets before taxes	—	—	—	—	—	—	10,198	—	10,198
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	12,211	3,975	(5,151)	2,258	13,293	19,682	—	—	32,975
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	29,566	15,474	17,789	(989)	61,840	29,927	—	—	91,767
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	—	—	—	(481)	—	—	—	(481)
Changes in net realizable value of agricultural produce after harvest (realized)	7,559	—	(2)	—	7,557	—	—	—	7,557

Farmlands and farmland improvements, net	454,212	141,661	1,911	53,902	651,686	64,065	—	—	715,751
Machinery, equipment and other fixed assets, net	39,517	18,567	67,859	539	126,482	153,490	—	—	279,972
Bearer plants, net	685	—	—	—	685	304,144	—	—	304,829
Work in progress	820	23,381	18,365	1,178	43,744	13,996	—	—	57,740
Right of use assest	4,275	2,472	1,288	—	8,035	201,365	—	294	209,694
Investment property	—	—	—	31,179	31,179	—	—	—	31,179
Goodwill	5,720	792	3,769	—	10,281	4,201	—	—	14,482
Biological assets	47,489	29,062	12,933	4,703	94,187	71,506	—	—	165,693
Finished goods	30,267	5,970	6,489	—	42,726	34,315	—	—	77,041
Raw materials, stocks held by third parties and others	21,893	4,519	7,377	318	34,107	22,313	—	—	56,420
Total segment assets	604,878	226,424	119,991	91,819	1,043,112	869,395	—	294	1,912,801
Borrowings	37,111	39,686	103,742	—	180,539	632,985	—	157,566	971,090
Lease liabilities	5,920	3,063	1,311	—	10,294	185,155	—	323	195,772
Total segment liabilities	43,031	42,749	105,053	—	190,833	818,140	—	157,889	1,166,862
Segment analysis for the year ended December 31, 2019

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	168,938	102,162	84,767	3,904	359,771	531,783	—	—	891,554
Cost of goods sold and services rendered	(159,197)	(74,480)	(77,532)	(3,412)	(314,621)	(360,566)	—	—	(675,187)
Initial recognition and changes in fair value of biological assets and agricultural produce	30,290	13,194	13,741	(40)	57,185	13,110	—	—	70,295
Changes in net realizable value of agricultural produce after harvest	1,542	—	—	—	1,542	—	—	—	1,542
Margin on manufacturing and agricultural activities before operating expenses	41,573	40,876	20,976	452	103,877	184,327	—	—	288,204
General and administrative expenses	(5,446)	(6,752)	(4,188)	(167)	(16,553)	(21,925)	—	(19,319)	(57,797)
Selling expenses	(12,852)	(21,072)	(6,252)	(171)	(40,347)	(67,116)	—	(165)	(107,628)
Other operating income, net	(2,283)	282	(635)	(956)	(3,592)	126	2,504	(175)	(1,137)
Profit / (loss) from operations before financing and taxation	20,992	13,334	9,901	(842)	43,385	95,412	2,504	(19,659)	121,642

Depreciation and amortization	(4,662)	(6,994)	(5,064)	(181)	(16,901)	(157,657)	—	(20)	(174,578)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(927)	(927)	—	—	—	(927)
Reverse of revaluation surplus derived from the disposals of assets before taxes	—	—	—	—	—	—	8,022	—	8,022
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	6,091	509	(3,957)	(72)	2,571	(851)	—	—	1,720
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	24,199	12,685	17,698	32	54,614	13,961	—	—	68,575
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	—	—	—	(481)	—	—	—	(481)
Changes in net realizable value of agricultural produce after harvest (realized)	2,023	—	—	—	2,023	—	—	—	2,023

Farmlands and farmland improvements, net	474,922	142,864	611	52,874	671,271	63,594	—	—	734,865
Machinery, equipment and other fixed assets, net	29,038	25,425	74,403	507	129,373	316,304	—	—	445,677
Bearer plants, net	592	—	—	—	592	252,928	—	—	253,520
Work in progress	11,457	15,669	15,394	1,214	43,734	15,424	—	—	59,158
Right of use assets	4,378	567	371	—	5,316	231,832	—	905	238,053
Investment property	—	—	—	34,295	34,295	—	—	—	34,295
Goodwill	9,896	3,890	—	817	14,603	5,417	—	—	20,020
Biological assets	38,404	21,484	11,521	3,673	75,082	55,354	—	—	130,436
Finished goods	17,830	5,805	4,779	—	28,414	36,864	—	—	65,278
Raw materials,Stocks held by third parties and others	17,187	4,876	5,156	90	27,309	20,203	—	—	47,512
Total segment assets	603,704	220,580	112,235	93,470	1,029,989	997,920	—	905	2,028,814
Borrowings	28,045	45,602	100,262	—	173,909	612,329	—	182,042	968,280
Lease liabilities	4,857	490	378	—	5,725	209,700	—	959	216,384
Total segment liabilities	32,902	46,092	100,640	—	179,634	822,029	—	183,001	1,184,664

Segment analysis for the year ended December 31, 2018

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	164,538	100,013	33,201	1,919	299,671	510,938	—	—	810,609
Cost of goods sold and services rendered	(165,988)	(75,739)	(31,488)	(1,412)	(274,627)	(348,616)	—	—	(623,243)
Initial recognition and changes in fair value of biological assets and agricultural produce	36,422	8,967	7,295	(806)	51,878	(20,853)	—	—	31,025
Changes in net realizable value of agricultural produce after harvest	2,704	—	—	—	2,704	—	—	—	2,704
Margin on manufacturing and agricultural activities before operating expenses	37,676	33,241	9,008	(299)	79,626	141,469	—	—	221,095
General and administrative expenses	(4,239)	(5,070)	(2,034)	(155)	(11,498)	(25,302)	—	(19,626)	(56,426)
Selling expenses	(5,921)	(15,465)	(983)	(165)	(22,534)	(69,442)	—	(178)	(92,154)
Other operating income, net	4,799	275	(1,055)	10,668	14,687	48,357	36,850	(167)	99,727
Profit / (loss) from operations before financing and taxation	32,315	12,981	4,936	10,049	60,281	95,082	36,850	(19,971)	172,242

Depreciation and amortization	(1,697)	(5,846)	(2,253)	(171)	(9,967)	(143,202)	—	—	(153,169)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	10,680	10,680	—	—	—	10,680
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	8,205	(181)	(599)	102	7,527	(37,808)	—	—	(30,281)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	28,217	9,148	7,894	(908)	44,351	16,955	—	—	61,306
Changes in net realizable value of agricultural produce after harvest (unrealized)	(647)	—	—	—	(647)	—	—	—	(647)
Changes in net realizable value of agricultural produce after harvest (realized)	3,351	—	—	—	3,351	—	—	—	3,351
Total segment assets and liabilities are measured in a manner consistent with that of the Consolidated Financial Statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset.
Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2020	2019
Total reportable assets as per segment information	1,912,801	2,028,814
Intangible assets (excluding goodwill)	12,448	13,659
Deferred income tax assets	19,821	13,664
Trade and other receivables	197,928	172,331
Other assets	854	1,128
Derivative financial instruments	2,102	1,435
Cash and cash equivalents	336,282	290,276
Total assets as per the statement of financial position	2,482,236	2,521,307

	2020	2019
Total reportable liabilities as per segment information	1,166,862	1,184,664
Trade and other payables	126,605	110,486
Deferred income tax liabilities	182,377	165,508
Payroll and social liabilities	24,408	26,417
Provisions for other liabilities	4,359	3,172
Current income tax liabilities	760	754
Derivative financial instruments	13,141	1,423
Total liabilities as per the statement of financial position	1,518,512	1,492,424

Non-current assets and revenues and fair value gains and losses are shown by geographic region. These are the regions in which the Group is active: Argentina, Brazil and Uruguay.

As of and for the year ended December 31, 2020:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	811,653	535,857	10,782	1,358,292
Investment property	31,179	—	—	31,179
Goodwill	10,280	4,202	—	14,482
Non-current portion of biological assets	14,725	—	—	14,725

Sales of goods and services rendered	389,018	411,779	21,678	822,475
Initial recognition and changes in fair value of biological assets and agricultural produce	72,391	50,348	2,003	124,742
Changes in net realizable value of agricultural produce after harvest	6,770	(88)	394	7,076

As of and for the year ended December 31, 2019:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	834,248	648,471	10,501	1,493,220
Investment property	34,295	—	—	34,295
Goodwill	14,603	5,417	—	20,020
Non-current portion of biological assets	13,303	—	—	13,303

Sales of goods and services rendered	229,547	462,174	199,833	891,554
Initial recognition and changes in fair value of biological assets and agricultural produce	55,760	13,167	1,368	70,295
Changes in net realizable value of agricultural produce after harvest	2,682	(8)	(1,132)	1,542
As of and for the year ended December 31, 2018:

	Argentina	Brazil	Uruguay	Total
Sales of goods and services rendered	207,480	496,966	106,163	810,609
Initial recognition and changes in fair value of biological assets and agricultural produce	45,985	(13,541)	(1,419)	31,025
Changes in net realizable value of agricultural produce after harvest	1,148	1,436	120	2,704